Ensemble III
Updating Summary Prospectus for Existing Policy Owners
May 1, 2022
The Lincoln National Life Insurance Company

Lincoln Life Flexible Premium Variable Life Account JF-A

This updating summary prospectus for the Policy contains more information about the Policy, including its features, benefits, and risks. You can find the current prospectus and other information about the Policy online at www.lfg.com/VULprospectus. You can also obtain this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
You should also review the prospectuses for the funds and keep all prospectuses for future reference. All prospectuses and other shareholder reports will be made available on www.lfg.com/VULprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-800-487-1485, send an email request to CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your Policy.

Updated Information about your Policy
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Policy.
Summary of Recent Policy Changes:
•	The Home Office address was changed to 1301 South Harrison Street, Fort Wayne, Indiana.
Fund Additions:
•	LVIP JPMorgan Retirement Income Fund - Standard Class This fund will be available on or about June 10, 2022. Consult your registered representative.
Fund Mergers:
•	LVIP T. Rowe Price 2010 Fund will merge into the LVIP JPMorgan Retirement Income Fund - Standard Class on or about June 10, 2022.
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Important Information You Should Consider About the Policy
An investment in the contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	For a Full Surrender or partial withdrawal, for up to 9 years from the date of the Policy and up to 9 years from each increase in Specified Amount, you could pay a Surrender Charge of up to $47.04 (4.704%) per $1,000 of the Specified Amount.
	For example, if your Policy has a face amount of $100,000 and you surrender your Policy or take an early withdrawal, you could be assessed a charge of up to $4,704.			• Policy Charges and Fees
Transaction Charges	In addition to Surrender Charges, you may also be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Divisions or exercise certain benefits.			• Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)	• In addition to Surrender Charges and transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
• These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, administrative fees, mortality and expense risk charges and Policy Loan interest.
• Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy Specifications page for rates applicable to you.
	• Owners will also bear expenses associated with the Portfolios under the Policy, as shown in the following table:			• Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Portfolio Fees and Expenses*	0.17%	1.70%
*As a percentage of Portfolio assets.
	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			• Principal Risks of Investing in the Policy
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RISKS	Location in Prospectus
Not a Short-Term Investment	• This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Surrender Charges apply for up to 9 years from the Policy Date and up to 9 years from the date of any increase in your Specified Amount.
• Charges may reduce the value of your Policy and death benefit.
• Tax deferral is more beneficial to investors with a long-time horizon.	• Principal Risks of Investing in the Policy • Policy Charges and Fees
Risks Associated with Investment Options	• An investment in the Policy is subject to the risk of poor investment performance of the Portfolios.
• Each Portfolio (including a General Account investment option) has its own unique risks. You should review each Portfolio’s prospectus before making an investment decision.	• Principal Risks of Investing in the Policy
Insurance Company Risks	• Any obligations, guarantees, and benefits of the contract are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life or by visiting https://www.lfg.com/public/aboutus/investorrelations/financialinformation.
• You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.	• Principal Risks of Investing in the Policy • Lincoln Life, the Separate Account and the General Account
Policy Lapse	• Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too small in relation to the insurance amount and if investment results of the Divisions you have chosen are adverse or are less favorable than anticipated.
• Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the Policy Lapsed.	• Principal Risks of Investing in the Policy • Lapse and Reinstatement
RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to charge for each transfer between Divisions in excess of 24 transfers per year.
• We reserve the right to close, add, substitute or remove Divisions as investment options under the Policy. A Portfolio may also be merged into another Portfolio.	• Transfer Fee • Division Availability and Substitution of Funds
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	RESTRICTIONS	Location in Prospectus
Optional Benefits	• Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by state of issue or selling broker-dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.	• Riders
	TAXES	Location in Prospectus
Tax Implications	• You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
• Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.
	• There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA).	• Tax Issues
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Investment professionals typically receive compensation for selling the Policy to investors.
• Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the investment professional is not compensated (or compensated less).
	• Registered representatives may be eligible for certain cash and non-cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.	• Distribution of the Policies and Compensation
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.	Change of Plan (located in the SAI)
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Appendix A: Funds Available Under the policy
The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the Fund’s prospectus, which may be amended from time to time and found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-800-487-1485 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the fund, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Capital growth.	American Century VP International Fund - Class I	0.99%[2]	8.75%	14.35%	10.07%
Long-term capital growth; income is a secondary consideration.	American Century VP Value Fund - Class II	0.88%[2]	24.28%	9.39%	11.89%
Growth of capital.	American Funds Growth Fund - Class 2	0.60%	21.99%	25.43%	19.71%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2	0.54%	24.10%	16.39%	15.42%
To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000((Reg. TM)) Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP Portfolio - Class B	0.68%[2]	14.18%	11.39%	12.67%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Initial Class	0.60%	27.83%	20.17%	16.64%
Reasonable income with consideration of the potential for capital appreciation.	Fidelity® VIP Equity-Income Portfolio - Initial Class	0.51%	24.89%	11.95%	12.53%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Initial Class	0.61%	23.21%	26.29%	19.70%
As high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Service Class 2	0.64%	-0.90%	4.08%	3.29%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class 2	0.86%	25.31%	13.32%	13.00%
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 2	0.91%	25.37%	9.94%	12.13%
Long-term growth of capital.	Goldman Sachs VIT Strategic Growth Fund - Institutional Shares	0.74%[2]	21.93%	24.59%	19.03%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class	0.71%[2]	13.29%	17.89%	10.64%
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Service Class[3]	0.71%	-2.14%	3.68%	2.97%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Standard Class[3]	0.74%[2]	4.92%	6.11%	6.20%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Service Class	0.73%[2]	27.10%	16.30%	15.09%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	0.71%[2]	17.32%	10.46%	8.24%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.73%[2]	7.63%	6.95%	6.25%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.70%[2]	12.77%	8.42%	6.84%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.71%[2]	10.82%	7.89%	6.53%
Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class	0.42%	0.02%	0.78%	0.40%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Service Class	0.94%[2]	5.60%	6.68%	6.03%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class This fund will be available on or about June 10, 2022. Consult your registered representative.	0.69%[2]	5.87%	6.94%	6.29%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class	0.76%[2]	29.08%	9.11%	9.13%
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class	0.78%[2]	11.24%	14.48%	10.06%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class	0.62%[2]	25.46%	12.32%	13.49%
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	0.55%[2]	12.58%	8.01%	6.30%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4]	0.23%	28.42%	18.18%	16.27%
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	14.56%	11.56%	12.77%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2010 Fund - Standard Class This fund will merge into the LVIP JPMorgan Retirement Income Fund on or about June 10, 2022. Consult your registered representative.	0.69%[2]	8.61%	8.19%	6.55%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class	0.67%[2]	10.23%	9.45%	7.27%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class	0.69%[2]	13.60%	10.89%	8.03%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class	0.71%[2]	16.93%	12.17%	8.71%
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Standard Class	0.66%[2]	20.47%	23.29%	19.05%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class	0.70%[2]	17.12%	26.67%	20.48%
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class	0.78%[2]	28.20%	10.56%	12.74%
Capital Appreciation.	MFS® VIT Research Series - Initial Class This fund is available only to Policyholders who were allocating Net Premium to the Portfolio effective May 1, 2004.	0.78%[2]	24.80%	17.94%	15.64%
Total return.	MFS® VIT Utilities Series - Initial Class	0.78%[2]	14.09%	11.89%	9.93%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class	0.65%	-1.27%	3.94%	3.44%
Investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index (the “index”).	ProFund® VP Asia 30	1.62%	-18.52%	8.58%	6.04%
Investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index (the “index”).	ProFund® VP Europe 30	1.68%[2]	24.53%	6.48%	5.47%
Investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. FinancialsSM Index (the “index”).	ProFund® VP Financials	1.66%	30.10%	12.00%	14.05%
Investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health CareSM Index (the “index”).	ProFund® VP Health Care	1.68%	21.54%	15.96%	15.67%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Investment results, before fees and expenses, that correspond to the performance of the S&P 500® Growth Index (the “index”).	ProFund® VP Large-Cap Growth	1.68%[2]	29.86%	21.93%	17.18%
Investment results, before fees and expenses, that correspond to the performance of the S&P 500® Value Index (the “index”).	ProFund® VP Large-Cap Value	1.68%[2]	22.92%	10.08%	11.40%
Daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily price movement of the most recently issued 30-Year U.S. Treasury Bond.	ProFund® VP Rising Rates Opportunity	1.61%	-0.07%	-11.11%	-8.95%
Investment results, before fees and expenses, that correspond to the performance of the S&P Small Cap 600® Growth Index.	ProFund® VP Small-Cap Growth	1.68%	20.64%	12.43%	13.43%
Investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600® Value Index (the “index”).	ProFund® VP Small-Cap Value	1.68%[2]	28.56%	8.43%	11.60%
Investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. TechnologySM Index (the “index”).	ProFund® VP Technology	1.58%	34.96%	30.24%	21.54%
Daily results that correspond to one and one-quarter times the daily price movement of the most recently issued 30 years US Treasury Bond.	ProFund® VP U.S. Government Plus	1.38%[2]	-7.08%	6.54%	3.70%
Long-term capital appreciation.	T. Rowe Price Mid-Cap Growth Portfolio - Class II This fund is available only to Policyholders who were allocating Net Premium to the Portfolio effective May 1, 2004.	1.09%[2]	14.57%	17.64%	16.07%
Long-term capital growth.	Templeton Foreign VIP Fund - Class 2	1.11%[2]	4.16%	2.71%	4.00%
To track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.	Vanguard® VIF Mid-Cap Index Portfolio	0.17%	24.36%	15.72%	14.97%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To seek to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate related investments.	Vanguard® VIF Real Estate Index Portfolio	0.26%	40.21%	11.25%	11.43%
To provide long-term capital appreciation.	Vanguard® VIF Small Company Growth Portfolio	0.30%	14.22%	15.59%	14.89%
[1]	The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.
[2]	This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
[3]	Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
[4]	The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.

This updating summary prospectus incorporated by reference the prospectus and Statement of Additional Information (SAI) for the policy, both dated May 1, 2022, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
SEC File Nos. 333-144272; 811-04160
EDGAR Contract Identifier C000052169